NOTES RECEIVABLE, NET-THIRD PARTIES	12 Months Ended
Dec. 31, 2022
NOTES RECEIVABLE, NET-THIRD PARTIES
NOTES RECEIVABLE, NET-THIRD PARTIES

8.    NOTES RECEIVABLE, NET – THIRD PARTIES

Components of notes receivables, net-third parties are detailed as follows (RMB in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Notes receivable	1,690,142	6,697,096
Provision for notes receivable	(1,040)	—
Notes receivable, net	1,689,102	6,697,096

As of December 31, 2021 and 2022, notes receivable with net book value of RMB885 million and RMB1,481 million were pledged as collateral for the issuance of bank acceptance notes.

The following table summarizes the activity in the allowance for credit losses related to notes receivable for the year ended December 31, 2020, 2021 and 2022 (RMB in thousands):

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
At beginning of year	—	182	1,040
Impact of adopting ASC Topic 326	223	—	—
Addition	—	858	—
Reversal	(41)	—	(1,040)
At end of year	182	1,040	—